LONG-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2021
LONG-TERM INVESTMENTS, NET
LONG-TERM INVESTMENTS, NET

9.    LONG-TERM INVESTMENTS, NET

Long-term investments, net consisted of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Equity method investments
Anpac Beijing Health Management Co., Ltd (“Anpac Beijing”).	789	923	145
Shanghai Moxu Bio-medical Science Co., Ltd.(“Moxu”)	94	—	—

Equity securities without readily determinable fair values
Jiangsu Anpac Health Management Co., Ltd. (“Jiangsu Anpac”)	2,750	2,750	432
Less:
Impairment	(2,750)	(2,750)	(432)
Total	883	923	145

Equity method investments

On October 19, 2017, the Group and other third parties established Anpac Beijing, of which the Group initially owned 35% of the investment. In October 2019, the Group’s registered shareholding ratio of Anpac Beijing decreased from 35% to 18% according to the resolution of Anpac Beijing signed in October 2019, but the Group still have significant influence on the operation and strategic decisions of Anpac Beijing. For the year ended December 31, 2021, the Group included RMB 134 (US$21) investment income based on its equity portion of Anpac Beijing’s earnings for the year ended December 31, 2021.

On June 8, 2018, the Group and other third parties established Moxu, of which the Group owned 20% of the investment, Moxu was deregistered on June 30, 2021.

On May 15, 2021, the Group and other third parties established Advanced Life Therapeutics Co., Ltd. (“Advanced Life”), of which the Group owned 40% of its registered capital based on the business registration filed with the local authority. But the Group did not make capital contribution yet, because Advanced Life has not commenced its intended operation. The Group has one seat in the board of directors and can exercise significant influence on the management and operation of Advanced Life. The Group accounts for Advanced Life as long-term investment with equity method.

Equity securities without readily determinable fair values

In January 2016, the Group and other third parties established Jiangsu Anpac, of which the Group owned 10% of the investment. In November 2017, the Group further acquired a 5% equity interest. The Group accounted for the investment under cost method since the Group does not have the ability to exert significant influence over Jiangsu Anpac. With the adoption of ASU 2016-01, the Group accounted for it as equity securities without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes on a nonrecurring basis, and report changes in the carrying value of the equity investment in current earnings. For the years ended December 31, 2019, 2020 and 2021, the Group recognized impairment loss of RMB1,320 RMB1,430 and Nil in Jiangsu Anpac investment, respectively.